Accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Suppliers	$ 15,267	$ 22,192
Accrued short-term employee benefits	15,070	34,183
Accrued interest	9,270	3,478
Deferred income	1,636	10,686
Accrued expenses and other current liabilities	42,401	73,591
Other related parties
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	1,158	3,052
Other related parties | Accrued expenses to related party port agents
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	1,094	2,152
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	64	298
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	0	452
Other related parties | Fowe Eco Solutions Ltd.
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	0	85
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	0	50
Other related parties | Scorpio Commercial Management S.A.M. (SCM)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	$ 0	$ 15